Schedule of Weighted Average Diluted Common Shares Outstanding (Details) - shares		6 Months Ended		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		1,553,180	929,541	1,233,376	79,453
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				11,105	4,747
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				226,006	53,506
Common Stock Senior Convertible Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		147,589	24,783	160,315	21,200
10% Percentage Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				835,950
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		7,635	15,302
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]	562,006	53,506
10% Series A Cumulative Redeemable Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[2]	835,950	835,950

[1]	Excludes the 112,840 Pre-funded warrants that were unexercised as of December 31, 2022 but were included in weighted average common shares outstanding used in calculating EPS.
[2]	The 10% Series A cumulative redeemable convertible preferred stock was not impacted by the reverse stock split.